Parent company only condensed financial information - Condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Total net revenues	¥ 707,465	$ 111,017	¥ 1,536,149	¥ 3,357,494
Sales and marketing	3,424	537	15,113	138,068
General and administrative expense	161,989	25,420	229,506	281,956
Total operating costs and expenses	644,322	101,109	1,141,065	1,909,534
Income/(loss) from operations	(744,138)	(116,772)	(408,652)	207,998
Interest income/(expense) and foreign currency exchange gain/(loss), net	134	21	(89)	39,616
Other income, net	2,444	384	6,663	13,998
Net income/(loss)	(1,144,044)	(179,526)	(714,343)	263,242
Foreign currency translation adjustment				(190)
Comprehensive income/(loss) attributable to ordinary shareholders	(1,140,666)	(178,996)	(712,573)	253,800
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Income Statements, Captions [Line Items]
Total net revenues	1,466	230	1,020
Sales and marketing			(209)	(488)
General and administrative expense	(4,806)	(754)	(5,791)	(6,765)
Total operating costs and expenses	(4,806)	(754)	(6,000)	(7,253)
Income/(loss) from operations	(3,340)	(524)	(4,980)	(7,253)
Interest income/(expense) and foreign currency exchange gain/(loss), net	(2,533)	(397)	(8,696)	9,654
Other income, net				(4)
Net income/(loss) before equity in losses of subsidiaries and consolidated VIEs and VIEs' subsidiaries	(5,873)	(921)	(13,676)	2,397
Equity in losses of subsidiaries and consolidated VIEs and VIEs' subsidiaries	(1,134,793)	(178,074)	(698,897)	251,213
Net income/(loss)	(1,140,666)	(178,995)	(712,573)	253,610
Foreign currency translation adjustment				190
Comprehensive income/(loss) attributable to ordinary shareholders	(1,140,666)	(178,995)	(712,573)	¥ 253,800
Parent Company [Member] | Reportable Legal Entities [Member] | Other revenues
Condensed Income Statements, Captions [Line Items]
Total net revenues	¥ 1,466	$ 230	¥ 1,020